SHARE-BASED COMPENSATION - Non-vested Share Option Activity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares
Share-Based Compensation
Non-vested at the beginning of the period (in shares)	2,636,651	2,636,651	2,703,069		2,570,297
Granted (in shares)	1,177,888	1,177,888	1,169,728		1,320,672
Vested (in shares)	(1,183,627)	(1,183,627)	(1,182,589)		(1,132,050)
Forfeited (in shares)	(68,900)	(68,900)	(53,557)		(55,850)
Non-vested at the end of the period (in shares)	2,562,012	2,562,012	2,636,651		2,703,069
Expected to vest at the end of the period (in shares)	2,309,439						2,309,439
Weighted average grant-date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares		$ 20.00		$ 17.29		$ 12.86
Granted (in dollars or CNY per share) | (per share)	¥ 142.11	21.78	¥ 153.95	22.12	¥ 148.05	21.53
Vested (in dollars per share) | $ / shares		18.70		15.99		12.51
Forfeited (in dollars per share) | $ / shares		19.85		18.16		10.83
Non-vested at the end of the period (in dollars per share) | $ / shares		$ 21.42		$ 20.00		$ 17.29
Expected to vest at the end of the period (in dollars per share) | $ / shares							$ 21.41
Capitalized share-based compensation costs | ¥	¥ 0		¥ 0		¥ 0
Share-based compensation	143,556	$ 22,001	125,854		100,183
Fair value of share options vested	144,457	$ 22,139	131,641		97,364
Unrecognized share-based compensation cost related to non-vested share options	¥ 358,053						$ 54,874
Weighted average vesting period	2 years 10 months 9 days	2 years 10 months 9 days
Lagou Stock Option Plans
Weighted average grant-date fair value
Share-based compensation	¥ 250	$ 38	¥ 295		¥ 4,782
Unrecognized share-based compensation cost related to non-vested share options	¥ 1,442						$ 221
Weighted average vesting period	3 years 2 months 1 day	3 years 2 months 1 day